Prospectus Supplement

October 4, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 4, 2007 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

International Small Cap Portfolio

The first sentence in the section of the Prospectus entitled "International Small Cap Portfolio—Process" is hereby deleted and replaced with the following:

The Sub-Adviser selects issuers from a universe comprised of small cap companies (those with total market capitalizations of $5 billion or less) in non-U.S. markets, including emerging markets.

Please retain this supplement for future reference.

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